Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income tax, domestic and foreign
	December 31, 2021	December 31, 2020
U.S.	$23,403	$(16,667)
Foreign	—	—
Income (loss) before provision for income taxes	$23,403	$(16,667)

Schedule of income tax (benefit)/expense
	December 31, 2021	December 31, 2020
Current:
Federal	$—	$—
State	2	—
Foreign	—	—
Total current income tax (benefit) expense	$2	$—
Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred income tax expense (benefit)	—	—
Income tax expense (benefit)	$2	$—

Schedule of statements of operations and other comprehensive loss
	December 31, 2021	December 31, 2020
Tax provision at U.S. federal statutory rate	21.00%	—%
Nondeductible expenses	0.11	—
Fair value adjustments on earnout interests liability	(65.06)	—
Fair value adjustments on derivative liability	(16.60)	—
Fair value adjustments on convertible notes	12.66	—
Transaction costs	(21.91)	—
R&D credit	(3.18)	—
State taxes, net of federal benefit	(20.33)	—
Change in valuation allowance adjustment	92.00	—
Other	1.32	—
Effective tax rate	0.01%	—%

Schedule of deferred tax assets and liabilities
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryover	$18,649	$—
General business and other tax credits	1,180	—
Intangible assets	2,376	—
Other non-current deferred tax assets	603	—
Subtotal	22,808	—
Valuation allowance	(21,530)	—
Total	$1,278	$—

Deferred tax liabilities:
Fixed assets	$(1,278)	$—
Total	$(1,278)	$—

Net deferred tax asset	$—	$—